Offerings	Sep. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	12,321,427
Proposed Maximum Offering Price per Unit	44.00
Maximum Aggregate Offering Price	$ 542,142,788.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 83,002.06
Offering Note	1a. Includes 1,607,142 additional shares that the underwriters have the option to purchase to cover over-allotments, if any. 1b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. 1c. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00
Offering Note	See note 1a. See note 1b. See note 1c.